Income Taxes (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets:
Impairment of related party receivables	$ 105,600	$ 106,000
Depreciation of Property, Plant and Equipment	7,000	5,200
Impairment of mining expenditures		20,000
Other	15,000
Net operating loss carryforwards	353,000	215,000
Total long-term deferred tax asset	480,600	346,200
Deferred tax liabilities:
Related party liabilities	(29,800)
Concession acquisition costs	(56,800)
Total deferred tax liabilities	(86,600)
Valuation Allowance	(394,000)	(346,200)
Total Net Deferred Tax Assets